Income Tax	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Income Tax
13. Income Tax

The following table presents the provision for income taxes and our effective tax rate for the three-month periods ended December 31, 2020 and 2019:

	Three Months Ended, December 31,
	2020	2019
Provision for Income Taxes	(395)	171
Effective Tax Rate	58%	-4%

The effective income tax rate on operations is based upon the estimated income for the year, and adjustments, if any, in the applicable quarterly periods for the potential tax consequences, benefits, resolutions of tax audits or other tax contingencies.

Our effective tax rate for the three months ended December 31, 2020 is higher than the statutory tax rate primarily due to statutory changes regarding the Payroll Protection Program (PPP). In the three months ended December 31, 2020, the statutory changes regarding the deductibility of PPP loan expenses resulted in the recognition of a $352 discrete item. Our effective tax rate for the three months ended December 31, 2019 was lower than the statutory tax rate primarily due to an increase in the deferred tax liability related to indefinite lived assets. Other than the deferred tax liability relating to indefinite lived asset, the Company is maintaining a valuation allowance against the remaining net DTA position.

The components of the provision for income taxes is as follows:
	Year Ended September 30,
	2020	2019
Current expense (benefit):
Federal	$-	$93
State	467	123
Total current expense (benefit):	$467	$216

Deferred expense (benefit):
Federal	$68	$172
State	62	(18)
Total deferred expense (benefit):	$130	$154

Total income tax expense (benefit):	$597	$370

A reconciliation of the Company s statutory income tax rate to the Company s effective income tax rate is as follows:

	Year Ended September 30,
	2020	2019
Income at US statutory rate	$(2,888)	$(3,653)
State taxes, net of federal benefit	930	(469)
Tax credits	(88)	(149)
Nondeductible Expenses	4,182	-
Stock compensation	186	132
Goodwill impairment	1,560	637
Valuation allowance	(3,466)	3,743
Other	181	129
	$597	$370

The net deferred income tax asset balance related to the following:
	Year Ended September 30,
	2020	2019
Net operating losses carryforwards	$2,856	$6,352
Stock options	1,564	1,333
Allowance for doubtful accounts	515	124
Accrued & prepaid expenses	339	582
Tax credit carryforwards	681	593
ROU liability	1,371	-
Interest	1,065	2,454
Other	7	5
Total deferred tax assets	$8,398	$11,443
Intangibles	$(4,479)	$(5,149)
ROU asset	(1,145)	-
Depreciation	(122)	(46)
Total deferred tax liability	$(5,746)	$(5,195)
Deferred tax asset	$2,652	$6,248
Valuation allowance	(3,082)	(6,548)
Net deferred tax liability	$(430)	$(300)

As of September 30, 2020, the Company had federal and state net operating loss carryforwards of approximately $11,500 and $13,300, respectively, which begin to expire in 2029 for federal and 2021 for state purposes. Of the $11,500 of federal net operating losses, $6,200 can be carried indefinitely. As of September 30, 2019, the Company had federal and state net operating loss carryforwards of approximately $25,100 and $22,800, respectively.

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of September 30, 2020, and 2019, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company also considered whether there was any currently available information about future years. Because long-term contracts are not a significant part of the Company’s business, future results cannot be reliably predicted by considering past trends or by extrapolating past results. Moreover, the Company’s earnings are influenced by national economic conditions and have been volatile in the past. Considering these factors, the Company determined that it was not possible to reasonably quantify future taxable income. The Company determined that it is more likely than not that all of the net deferred tax assets (deferred tax assets in excess of corresponding deferred tax liabilities) will not be realized. Accordingly, the Company maintained a valuation allowance as of September 30, 2020 and 2019.

With the passage of time, the Company will continue to generate additional deferred tax assets and liabilities related to amortization of acquired intangible assets for tax purposes. As goodwill, an indefinite-lived intangible asset, will not be amortized for financial reporting purposes under current accounting standards, any tax amortization related goodwill claimed by the Company in future years will give rise to an increasing deferred tax liability, which will only reverse at the time of a future impairment under current accounting rules or ultimate sale of the underlying intangible assets. Due to the uncertain timing of this reversal, the temporary difference cannot be considered as a source of future taxable income, but for the amount of indefinite federal NOL carryforwards available due to the U.S. Tax Reform Act as noted above, for purposes of determining a valuation allowance against the Company’s other net deferred tax assets. As a result, the Company’s net deferred tax position at September 30, 2020 and 2019, represents the tax impact of the cumulative tax amortization of goodwill, which is primarily attributable to historical tax deductible goodwill from SNI.

Under Internal Revenue Code 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change NOL carryforwards and other pre-change tax attributes to offset its post-change income may be limited. We have not completed a study to assess whether an “ownership change” has occurred or whether there have been multiple ownership changes since we became a “loss corporation” as defined in Section 382. Future changes in our stock ownership, which may be outside of our control, may trigger an “ownership change”. In addition, future equity offerings or acquisitions that have equity as a component of the purchase price could result in an “ownership change.” If an “ownership change” has occurred or does occur in the future, utilization of the NOL carryforwards or other tax attributes may be limited, which could potentially result in increased future tax liability to us.

The calculation of our tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which we operate or do business in. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.

We record tax positions as liabilities in accordance with ASC 740 and adjust these liabilities when our judgement changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the recognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of September 30, 2020, and 2019 we have not recorded any uncertain tax positions in our financial statements.

We recognize interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. As of September 30, 2020, and 2019, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheet.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations. The Company’s tax years are still open under statute from September 30, 2017, to the present. Earlier years may be examined to the extent that the net operating loss carryforwards form those earlier years are used in future periods. The resolution of tax matters is not expected to have a material effect on the Company’s consolidated financial statements.